UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

International Equity ETF (TOUS)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about International Equity ETF ("the fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity ETF	$56	0.50%

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by global central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Consumer discretionary stocks contributed the most to relative performance versus the MSCI EAFE Index Net due to positive selection and an underweight to the sector, which trailed the index return. Financials helped relative returns largely owing to positive stock selection and an overweight to the sector, which outperformed the benchmark.

  Information technology detracted the most from relative performance due to adverse stock selection. However, an overweight to the IT sector, which outpaced the benchmark, tempered the impact of negative stock selection. Communication services also weighed on relative returns owing to negative stock selection.

  The fund seeks to generate strong after-tax returns by using a strategic investment approach leveraging the fundamental research produced by the firm’s global analyst team combined with active tax management. Bottom-up stock selection, informed by an awareness of the global macro backdrop and the outlook for specific industries, sectors, and countries, drives the fund’s allocations. Financials was the largest overweight sector at period-end, while industrials and business services was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	International Equity ETF (Based on Net Asset Value)	Regulatory/Strategy Benchmark
6/14/23	10,000	10,000
7/31/23	10,208	10,207
10/31/23	9,080	9,096
1/31/24	10,373	10,529
4/30/24	10,747	10,791
7/31/24	11,253	11,351
10/31/24	11,137	11,185

202412-4074666, 202412-3916139

ETF1076-052 12/24

Average Annual Total Returns

Fund	1 Year	Since Inception 6/14/23
International Equity ETF (Based on Net Asset Value)	22.65%	8.11%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	22.97%	8.46%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$84,491
  Number of Portfolio Holdings176
  Investment Advisory Fees Paid (000s)$400
  Portfolio Turnover Rate41.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.0%
Industrials	15.9
Health Care	12.9
Consumer Discretionary	9.5
Consumer Staples	8.5
Information Technology	7.6
Materials	6.5
Energy	5.4
Communication Services	5.1
Other	7.9

Top Ten Holdings (as a % of Net Assets)

Novo Nordisk AS	2.3%
AstraZeneca PLC	2.2
TotalEnergies SE	1.9
Rolls-Royce Holdings PLC	1.8
ASML Holding NV	1.6
Unilever PLC	1.5
UniCredit SpA	1.5
Sanofi SA	1.4
AXA SA	1.4
Roche Holding AG	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

International Equity ETF (TOUS)

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$26,450	$28,219
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
October 31, 2024
T. ROWE PRICE
TOUS	International Equity ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended	6/14/23(1) Through
	10/31/24	10/31/23
NET ASSET VALUE
Beginning of period	$ 22.70	$ 25.00
Investment activities
Net investment income(2)(3)	0.64	0.15
Net realized and unrealized gain/loss	4.49	(2.45)
Total from investment activities	5.13	(2.30)
Distributions
Net investment income	(0.13)	-
NET ASSET VALUE
End of period	$ 27.70	$ 22.70
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	22.65%	(9.20)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.50%	0.50%(5)
Net expenses after waivers/payments by Price Associates	0.50%	0.50%(5)
Net investment income	2.35%	1.60%(5)
Portfolio turnover rate(6)	41.8%	8.9%
Net assets, end of period (in thousands)	$ 84,491	$ 61,282

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

October 31, 2024
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.9%
Common Stocks 0.9%
MercadoLibre (USD) (1)	218	444
Tenaris (EUR)	18,057	298
Total Argentina (Cost $627)		742
AUSTRALIA 4.6%
Common Stocks 4.6%
ANZ Group Holdings	12,370	252
Aristocrat Leisure	8,399	338
BHP Group, Class DI (GBP) (2)	22,932	636
Brambles	35,016	422
Coles Group	23,773	274
Downer EDI	107,778	395
National Australia Bank	6,546	166
Northern Star Resources	25,414	295
Qantas Airways (1)	58,729	311
QBE Insurance Group	22,518	254
Telstra Group	76,555	192
Westpac Banking	18,253	383
Total Australia (Cost $3,507)		3,918
AUSTRIA 2.6%
Common Stocks 2.6%
BAWAG Group	13,545	1,050
Erste Group Bank	8,853	501
OMV	10,004	414
voestalpine	9,855	205
Total Austria (Cost $1,784)		2,170

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
BELGIUM 0.3%
Common Stocks 0.3%
Warehouses De Pauw	11,126	265
Total Belgium (Cost $284)		265
BRAZIL 0.3%
Common Stocks 0.3%
B3 SA - Brasil Bolsa Balcao	135,700	249
Total Brazil (Cost $277)		249
CANADA 2.2%
Common Stocks 2.2%
Cenovus Energy (2)	19,825	319
Ivanhoe Mines (1)	11,997	159
National Bank of Canada	4,067	388
Shopify, Class A (1)	3,540	277
Sun Life Financial (2)	9,353	518
Suncor Energy	4,575	173
Total Canada (Cost $1,792)		1,834
CHINA 0.8%
Common Stocks 0.8%
Alibaba Group Holding, ADR (USD)	4,913	482
Futu Holdings, ADR (USD) (1)	2,033	193
Total China (Cost $704)		675
DENMARK 2.4%
Common Stocks 2.4%
Genmab (1)	594	133
Novo Nordisk, Class B	17,047	1,912
Total Denmark (Cost $1,592)		2,045

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
FINLAND 0.5%
Common Stocks 0.5%
Sampo, Class A	9,971	442
Total Finland (Cost $419)		442
FRANCE 13.8%
Common Stocks 13.8%
Airbus	7,248	1,106
ArcelorMittal	16,607	411
AXA	31,343	1,177
BNP Paribas	6,206	424
Capgemini	1,401	243
Cie de Saint-Gobain	4,729	429
Dassault Aviation	2,021	408
Edenred	5,558	180
Engie	33,891	568
Eurofins Scientific	6,175	304
Euronext	3,535	390
Legrand	3,952	446
LVMH Moet Hennessy Louis Vuitton	960	639
Pluxee (1)	8,363	176
Safran	891	202
Sanofi	11,528	1,218
Sartorius Stedim Biotech	2,154	432
Schneider Electric	862	223
Thales	1,785	288
TotalEnergies	25,966	1,629
Verallia	8,605	248
Vinci	4,714	528
Total France (Cost $11,774)		11,669

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
GERMANY 8.6%
Common Stocks 8.6%
adidas	696	167
Allianz	2,931	923
BASF	7,142	347
Covestro (1)	5,370	340
Daimler Truck Holding	8,331	344
Deutsche Telekom	35,709	1,080
DHL Group	13,309	535
E.ON	20,236	273
Heidelberg Materials	3,111	343
Infineon Technologies	12,053	381
KION Group	6,022	234
Mercedes-Benz Group	3,985	242
Muenchener Rueckversicherungs-Gesellschaft	667	341
SAP	3,300	770
Siemens	4,906	954
Total Germany (Cost $6,552)		7,274
HONG KONG 1.4%
Common Stocks 1.4%
AIA Group	98,000	773
Galaxy Entertainment Group	59,000	263
HKT Trust & HKT	135,000	168
Total Hong Kong (Cost $1,482)		1,204
HUNGARY 0.4%
Common Stocks 0.4%
OTP Bank	7,554	376
Total Hungary (Cost $283)		376

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
INDIA 0.3%
Common Stocks 0.3%
ICICI Bank, ADR (USD)	9,347	284
Total India (Cost $224)		284
IRELAND 0.4%
Common Stocks 0.4%
Kingspan Group	3,689	326
Total Ireland (Cost $340)		326
ITALY 4.8%
Common Stocks 4.8%
Davide Campari-Milano	27,958	188
Enel	111,259	844
Ferrari	825	394
Intesa Sanpaolo	178,865	765
Leonardo	18,750	447
Stellantis	8,940	122
UniCredit	28,675	1,269
Total Italy (Cost $3,342)		4,029
JAPAN 19.6%
Common Stocks 19.6%
Asahi Group Holdings	43,700	525
Chugai Pharmaceutical	5,500	262
Daiwa Securities Group	20,400	133
Fujitsu	21,000	404
Hikari Tsushin	1,400	282
Hitachi	34,600	869
Hoshizaki	19,100	628
Isetan Mitsukoshi Holdings (2)	12,800	190
Kao (2)	8,300	366
KDDI	10,200	318
Keyence	1,300	587

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
MatsukiyoCocokara	22,300	304
Mitsubishi Chemical Group	48,300	261
Mitsubishi Electric	23,700	417
Mitsubishi Estate	44,300	655
Mitsubishi UFJ Financial Group	96,200	1,014
Mitsui Fudosan	64,700	552
Nippon Sanso Holdings	13,400	465
Nippon Steel	27,100	542
Nippon Telegraph & Telephone	359,800	347
Nomura Real Estate Holdings	10,300	254
ORIX	28,500	600
Panasonic Holdings	27,800	229
Recruit Holdings	6,600	403
Renesas Electronics	31,100	417
Resona Holdings (2)	41,400	273
Sega Sammy Holdings	11,500	216
Seven & i Holdings	45,800	659
Shiseido	5,200	112
Sompo Holdings	26,200	562
Sony Group	23,400	412
Stanley Electric	11,300	193
SUMCO (2)	24,600	235
Sumitomo	18,000	380
Suntory Beverage & Food	11,500	388
Taiheiyo Cement	15,000	327
Takeda Pharmaceutical	26,700	745
Toyota Motor	50,800	875
Yamaha	15,800	128
Total Japan (Cost $15,942)		16,529
NETHERLANDS 6.8%
Common Stocks 6.8%
AerCap Holdings (USD)	4,606	431
Akzo Nobel	4,006	256

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
ASML Holding	1,964	1,322
ASR Nederland	4,451	211
BE Semiconductor Industries	1,809	193
Heineken	6,869	563
ING Groep	52,407	889
Koninklijke Ahold Delhaize	5,319	176
Koninklijke KPN	73,692	288
Koninklijke Philips (1)	26,214	690
NN Group	4,632	227
Prosus	11,460	483
Total Netherlands (Cost $5,501)		5,729
PORTUGAL 1.4%
Common Stocks 1.4%
Galp Energia SGPS	36,372	622
Jeronimo Martins	29,630	575
Total Portugal (Cost $1,117)		1,197
SINGAPORE 1.2%
Common Stocks 1.2%
DBS Group Holdings	12,850	372
United Overseas Bank	26,393	642
Total Singapore (Cost $866)		1,014
SOUTH KOREA 0.7%
Common Stocks 0.7%
KT, ADR (USD)	22,265	350
Samsung Electronics	6,150	261
Total South Korea (Cost $693)		611
SPAIN 1.1%
Common Stocks 1.1%
Amadeus IT Group, Class A	12,644	917
Total Spain (Cost $910)		917

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
SWEDEN 1.4%
Common Stocks 1.4%
Boliden	7,235	226
Essity Aktiebolag, Class B	6,893	195
Swedbank, Class A	13,254	269
Telefonaktiebolaget LM Ericsson, Class B	60,498	507
Total Sweden (Cost $964)		1,197
SWITZERLAND 5.0%
Common Stocks 5.0%
Alcon	1,806	166
Cie Financiere Richemont, Class A	2,816	410
Julius Baer Group	3,923	239
Nestle	6,419	607
Novartis	6,774	735
Roche Holding	3,792	1,175
Sonova Holding	2,423	887
Total Switzerland (Cost $4,145)		4,219
TAIWAN 1.0%
Common Stocks 1.0%
Taiwan Semiconductor Manufacturing	26,000	815
Total Taiwan (Cost $486)		815
UNITED KINGDOM 16.8%
Common Stocks 16.8%
3i Group	7,670	315
Amcor (AUD)	24,890	274
Anglo American	4,328	134
AstraZeneca, ADR (USD)	25,529	1,816
Auto Trader Group	31,498	340
Barclays	242,947	745
BP	139,271	681
BT Group (2)	241,682	432

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Bunzl	10,544	464
Compass Group	15,768	512
GSK, ADR (USD)	11,733	431
HSBC Holdings	113,041	1,038
Imperial Brands	32,158	970
Informa	42,269	442
Intermediate Capital Group	13,029	346
National Grid	36,038	453
Prudential	29,099	242
Rolls-Royce Holdings (1)	223,681	1,543
Shell	13,593	454
Smiths Group	12,942	255
SSE	11,029	251
Taylor Wimpey	189,658	359
Unilever	21,357	1,303
WPP	38,452	404
Total United Kingdom (Cost $12,107)		14,204
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 4.82% (3)	152,443	152
Total Short-Term Investments (Cost $152)		152

T. ROWE PRICE INTERNATIONAL EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.0%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4)	2,518,765	2,519
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		2,519
Total Securities Lending Collateral (Cost $2,519)		2,519
Total Investments 102.5% of Net Assets (Cost $80,385)		$86,605

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.
(2)	See Note 4. All or a portion of this security is on loan at October 31, 2024.
(3)	Seven-day yield
(4)	Affiliated Companies

ADR	American Depositary Receipts
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
SGD	Singapore Dollar
USD	U.S. Dollar

T. ROWE PRICE INTERNATIONAL EQUITY ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street Bank London	11/4/24	USD	255	SGD	337	$—
Net unrealized gain (loss) on open forward currency exchange contracts						$—

T. ROWE PRICE INTERNATIONAL EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 10/31/23	Purchase Cost	Sales Cost	Value 10/31/24
T. Rowe Price Government Reserve Fund	$—	¤	¤	$2,519
	Total			$2,519^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $2,519.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

October 31, 2024
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $80,385)	$86,605
Receivable for investment securities sold	2,424
Dividends receivable	214
Foreign currency (cost $10)	10
Total assets	89,253
Liabilities
Obligation to return securities lending collateral	2,519
Payable for investment securities purchased	2,206
Investment management and administrative fees payable	37
Total liabilities	4,762
NET ASSETS	$84,491
Net Assets Consists of:
Total distributable earnings (loss)	$6,725
Paid-in capital applicable to 3,050,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	77,766
NET ASSETS	$84,491
NET ASSET VALUE PER SHARE	$27.70
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

    STATEMENT OF OPERATIONS

($000s)
Year Ended
10/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $224)	$2,279
Securities lending	3
Total income	2,282
Investment management and administrative expense	400
Net investment income	1,882
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(656)
In-kind redemptions	960
Forward currency exchange contracts	11
Foreign currency transactions	2
Net realized gain	317
Change in net unrealized gain / loss
Securities	12,508
Other assets and liabilities denominated in foreign currencies	(6)
Change in unrealized gain / loss	12,502
Net realized and unrealized gain / loss	12,819
INCREASE IN NET ASSETS FROM OPERATIONS	$14,701
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	Year Ended	6/14/23 Through
	10/31/24	10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,882	$300
Net realized gain (loss)	317	(647)
Change in net unrealized gain / loss	12,502	(6,288)
Increase (decrease) in net assets from operations	14,701	(6,635)
Distributions to shareholders
Net earnings	(375)	—
Capital share transactions*
Shares sold	13,007	69,113
Shares redeemed	(4,124)	(1,196)
Increase in net assets from capital share transactions	8,883	67,917
Net Assets
Increase during period	23,209	61,282
Beginning of period	61,282	-
End of period	$84,491	$61,282
*Share information
Shares sold	500	2,750
Shares redeemed	(150)	(50)
Increase in shares outstanding	350	2,700
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on June 14, 2023. The fund seeks to provide long-term capital growth.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold  only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$4,431	$79,503	$—	$83,934
Short-Term Investments	152	—	—	152
Securities Lending Collateral	2,519	—	—	2,519
Total	$7,102	$79,503	$—	$86,605

T. ROWE PRICE INTERNATIONAL EQUITY ETF

NOTE  3  –  DERIVATIVE INSTRUMENTS
During the year ended October 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance  return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of October 31, 2024, the fund held foreign exchange derivatives with a fair value of less than $1,000.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)	Location of Gain (Loss) on Statement of Operations
Forward Currency Exchange Contracts
Realized Gain (Loss)
Foreign exchange derivatives	$11

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Counterparty Risk and Collateral
The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the

T. ROWE PRICE INTERNATIONAL EQUITY ETF

fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of October 31, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund's foreign currency exposure from one country to another, or to enhance the fund's return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2024, the value of loaned securities was $2,351,000; the value of cash collateral and related investments was $2,519,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $38,625,000 and $32,905,000, respectively, for the year ended October 31, 2024. Portfolio securities received and delivered through in-kind transactions aggregated $8,547,000 and $4,117,000, respectively, for the year ended October 31, 2024.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations in net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
	October 31,	October 31,
	2024	2023
Ordinary income (including short-term capital gains, if any)	$375	$—
At October 31, 2024, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$80,722
Unrealized appreciation	$9,648
Unrealized depreciation	(3,773)
Net unrealized appreciation (depreciation)	$5,875
At October 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:

T. ROWE PRICE INTERNATIONAL EQUITY ETF

($000s)
Undistributed ordinary income	$2,235
Net unrealized appreciation (depreciation)	5,875
Loss carryforwards and deferrals	(1,385)
Total distributable earnings (loss)	$6,725
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE  6  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  7  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its

T. ROWE PRICE INTERNATIONAL EQUITY ETF

wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. The Price Reserve Fund does not pay investment management fees.
As of October 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,979,635 shares of the fund, representing 65% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which

T. ROWE PRICE INTERNATIONAL EQUITY ETF

a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price International Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Equity ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2024 and for the period June 14, 2023 (inception) through October 31, 2023, including the related notes (collectively referred to as the“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year ended October 31, 2024 and the changes in its net assets and the financial highlights for the year ended October 31, 2024 and for the period June 14, 2023 (inception) through October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/  PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE INTERNATIONAL EQUITY ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
For taxable non-corporate shareholders, $2,279,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
The fund will pass through foreign source income of $2,085,000 and foreign taxes paid of $165,000.

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1076-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024